INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Tables)	9 Months Ended
Sep. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees Tables
Schedule of investments in excess mortgage servicing rights equity method investees

The following tables summarize the investments in equity method investees held by New Residential at September 30, 2013:

September 30, 2013
Excess MSR Assets	$719,780
Other Assets	1,991
Debt	—
Other Liabilities	(5,707)

Equity	$716,064

New Residential’s Investment	$358,032

New Residential’s Ownership	50.0%

Nine Months Ended September 30, 2013
Interest Income	$30,501
Other Income	56,483
Expenses	(3,502)

Net Income	$83,482

Schedule of Excess Mortgage Servicing Rights (MSRs) investments made through equity method investees

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	September 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$10,585,764	66.7%	50.0%	$37,957	$43,908	12.5%	4.6
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	9,653	12,295	12.5%	10.9
MSR Pool 7	33,239,259	66.7%	50.0%	101,125	111,962	12.5%	5.0
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	20,031	23,785	12.5%	12.0
MSR Pool 8	14,798,521	66.7%	50.0%	56,457	58,936	12.5%	4.8
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	10,069	12,926	12.5%	11.9
MSR Pool 9	32,068,608	66.7%	50.0%	106,141	120,603	12.5%	4.8
MSR Pool 9—Recapture Agreement	—	66.7%	50.0%	36,107	45,811	12.5%	11.0
MSR Pool 10	59,784,115	77.0%	50.0%	202,417	201,571	12.7%	5.6
MSR Pool 10—Recapture Agreement	—	77.0%	50.0%	12,793	11,343	12.7%	12.9
MSR Pool 11	19,380,729	66.7%	50.0%	47,108	53,981	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,442	22,659	12.5%	10.2

	$169,856,996			$663,300	$719,780	12.6%	6.2

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Summary of the geographic distribution of the underlying residential mortgage loans of Excess MSRs made through equity method investees

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at September 30, 2013:

State Concentration	Percentage of Total Outstanding
California	22.1%
Florida	8.8%
New York	5.3%
Texas	5.2%
Georgia	4.2%
New Jersey	3.8%
Illinois	3.5%
Virginia	3.1%
Maryland	3.1%
Washington	2.9%
Other U.S.	38.0%

100.0%